Share-based payments - Additional information (Details)	Jun. 30, 2025 Options £ / shares	Dec. 31, 2024 Options £ / shares
2021 Incentive Plan
Share-based payments
Number of options exercisable | Options	1,023,239	380,763
2021 Incentive Plan | Maximum
Share-based payments
Exercise price of share options exercisable	£ 8.76	£ 8.95
2021 Incentive Plan | Minimum
Share-based payments
Exercise price of share options exercisable	£ 0	£ 0
EMI Scheme
Share-based payments
Number of options exercisable | Options	682,767	635,240
Exercise price of share options exercisable	£ 1.68
EMI Scheme | Maximum
Share-based payments
Exercise price of share options exercisable		£ 11.49
EMI Scheme | Minimum
Share-based payments
Exercise price of share options exercisable		£ 1.84